SUPPLEMENTARY PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Pension Plans
Schedule of main assumptions

Risk factors	On December 31
	2024	2023
Nominal discount rate	3.50% - 10.94% p.a.	3.50% - 10.09% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	7.23% - 7.64% p.a.	7.54% - 7.64% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Schedule of actuarial obligations of the benefit plans

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2024	2023	2024	2023
(i) Projected benefit obligations:
At the beginning of the year	2,794,954	2,740,903	857,347	800,535
Cost of current service	1,179	284	-	-
Interest cost	249,162	252,694	78,223	75,344
Participant’s contribution	465	473	-	-
Actuarial gain/(loss) (1)	(218,019)	69,201	(65,504)	28,890
Transfers	(278)	16,460	-	-
Past service cost - plan changes	-	(3,814)	-	-
Early elimination of obligations	(1,284)	(12,647)	-	-
Benefit paid	(269,280)	(268,600)	(50,341)	(47,422)
At the end of the year	2,556,899	2,794,954	819,725	857,347

(ii) Plan assets at fair value:
At the beginning of the year	2,402,006	2,467,755	-	-
Expected earnings	214,092	227,227	-	-
Actuarial gain/(loss) (1)	(125,943)	(56,554)	-	-
Contributions received:			-	-
- Employer	195,343	31,526	-	-
- Employees	465	473	-	-
Transfers	(134)	16,460	-	-
Early elimination of obligations	-	(16,460)	-	-
Benefit paid	(269,281)	(268,421)	-	-
At the end of the year	2,416,548	2,402,006	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	57,939	60,861	-	-
Interest on the irrecoverable surplus	5,471	5,644	-	-
Change in irrecoverable surplus (1)	(1,200)	(8,566)	-	-
At the end of the year	62,210	57,939	-	-

(iv) Financed position:
Deficit plans (2)	202,561	450,887	819,725	857,347
Net balance	202,561	450,887	819,725	857,347
(1)	In the year ended December 31, 2024, the remeasurement effects recognized in Other Comprehensive Income, totaled R$87,297 thousand, (R$80,361 thousand in 2023), net of tax effects; and
(2)	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

Schedule of net cost/(benefit) of the pension plans consolidated statement of income

	R$ - thousand
	Year ended on December 31
	2024	2023
Projected benefit obligations:
Cost of service	977	241
Cost of interest on actuarial obligations	327,252	327,894
Expected earnings from the assets of the plan	(214,085)	(227,217)
Interest on irrecoverable surplus	5,469	5,642
Net cost/(benefit) of the pension plans	119,613	106,560

Schedule of maturity present value of defined benefit plans

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	8.04	9.89
2025	269,765	60,069
2026	274,300	62,716
2027	278,241	66,421
2028	281,622	70,101
2029	284,459	74,179
After 2030	1,438,390	432,287

Schedule of assets of pension plans

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan
	2024	2023	2024	2023	2024	2023
Asset categories
Equities	-	-	4.9%	6.6%	-	-
Fixed income	95.2%	93.2%	90.5%	87.5%	100.0%	100.0%
Real estate	3.8%	4.9%	2.3%	2.1%	-	-
Other	1.0%	1.9%	2.3%	3.8%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of sensitivity analysis of the benefit plan obligations

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	11.57% - 11.94%	Increase of 1 p.p.	reduction	(244,821)
Discount rate	9.57% - 9.94%	Decrease of 1 p.p.	increase	281,522
Medical Inflation	8.23% - 8.64%	Increase of 1 p.p.	increase	69,786
Medical Inflation	6.23% - 6.64%	Decrease of 1 p.p.	reduction	(60,384)